Fair value measurements (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member]
Liabilities
Forward purchase option derivative
Earn-out liabilities
Warrant liabilities
Total
Deferred compensation – phantom units
Warrant liabilities beginning balance
Deferred compensation - phantom units beginning balance
Forward purchase option derivative, ending balance
Earn-out liabilities ending balance
Warrant liabilities ending balance
Fair Value, Inputs, Level 2 [Member]
Liabilities
Forward purchase option derivative
Earn-out liabilities
Warrant liabilities
Total
Deferred compensation – phantom units
Warrant liabilities beginning balance
Deferred compensation - phantom units beginning balance
Forward purchase option derivative, ending balance
Earn-out liabilities ending balance
Warrant liabilities ending balance
Fair Value, Inputs, Level 3 [Member]
Liabilities
Forward purchase option derivative	(8,205)
Earn-out liabilities	(7,000)
Warrant liabilities	(100)	(1,380)
Total	(15,305)	(9,701)
Deferred compensation – phantom units		(8,321)
Warrant liabilities beginning balance	(1,380)
Deferred compensation - phantom units beginning balance	(8,321)
Forward purchase option derivative, ending balance	(8,205)
Earn-out liabilities ending balance	(7,000)
Warrant liabilities ending balance	(100)
Fair Value, Inputs, Level 3 [Member] | Forward Purchase Option Derivative [Member]
Liabilities
Forward purchase option derivative	(8,205)
Forward purchase option derivative, beginning balance
Additions	16,615
Changes in fair value	(24,820)
Relcassified to equity
Forward purchase option derivative, ending balance	(8,205)
Fair Value, Inputs, Level 3 [Member] | Earn Out Liability [Member]
Liabilities
Earn-out liabilities	(7,000)
Earn-out liabilities beginning balance
Additions	(74,100)
Changes in fair value	67,100
Relcassified to equity
Earn-out liabilities ending balance	(7,000)
Fair Value, Inputs, Level 3 [Member] | Warrant Liability [Member]
Liabilities
Warrant liabilities	(100)	(1,380)
Warrant liabilities beginning balance	(1,380)
Additions
Changes in fair value	(436)
Relcassified to equity	1,716
Warrant liabilities ending balance	(100)
Fair Value, Inputs, Level 3 [Member] | Deferred Compensation Phantom Units [Member]
Liabilities
Deferred compensation – phantom units		$ (8,321)
Deferred compensation - phantom units beginning balance	(8,321)
Additions
Changes in fair value	(6,783)
Relcassified to equity	15,104
Deferred compensation - phantom units ending balance